                                  EQUITY FUNDS
                               SEMI-ANNUAL REPORT

                  IAI Growth & Income Fund, IAI Regional Fund,
                                 IAI Value Fund

                               September 30, 1995
                                  (unaudited)






                                    [LOGO]

                                 Mutual Funds

                                [GLOBE ARTWORK]

                               Table of Contents
                               -----------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                               Semi-Annual Report
                               September 30, 1995
                                  (unaudited)

Chairman's Letter......................  2

Fund Managers' Reviews
 IAI Growth & Income Fund..............  4
 IAI Regional Fund.....................  6
 IAI Value Fund........................  8

Fund Portfolios
 IAI Growth & Income Fund.............. 10
 IAI Regional Fund..................... 13
 IAI Value Fund........................ 17

Notes to Fund Portfolios............... 20

Statements of Assets and Liabilities... 26

Statements of Operations............... 28

Statements of Changes in Net Assets.... 30

Financial Highlights
 IAI Growth & Income Fund.............. 32
 IAI Regional Fund..................... 33
 IAI Value Fund........................ 34

Notes to Financial Statements.......... 35

IAI Mutual Fund Family................. 40

Distributor, Adviser, Custodian,
Legal Counsel, Independent Auditors,
Directors................Inside Back Cover

                               Chairman's Letter
                               -----------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund


A Great Time To Diversify


                                    [PHOTO]

                                 Noel P. Rahn,
                                    Chairman


By just about any measure, the six months ending September 30, 1995 has been one of the best periods in my memory for U.S. stocks and bonds. The economy has been behaving just right: not too fast to bring back inflation, and not too slow to bring on a recession. And American business is the most productive in the world. It's a perfect recipe for continued success in the markets.

But just as the investment world was gloomy in 1994, let's not assume that 1995's performance is the norm, either. Stocks and bonds can be volatile. That's particularly important to remember when prices are high. One of the most important investment principles is diversification-not putting all your eggs in one basket.

By investing in mutual funds, you have already taken a step towards diversification. A typical mutual fund invests in dozens of securities, a much more diversified portfolio than you can generally achieve on your own. But another way to diversify is to broaden your investment horizon into areas that haven't done quite as well. One example: international funds.

Developed and developing markets throughout the world have not matched the U.S. economy during the past year. As a result, their securities have lagged our markets. Since international markets largely move independently of the United States, an investment overseas is considered an excellent way to diversify a portfolio. This is particularly true when our markets are nearing all-time highs.

If investing internationally is not for you, then there are other ways to diversify your portfolio. If you've got mutual funds that invest in just one type of investment objective, then you might want to consider broadening your investment horizon. Of course, whether you focus on growth or income or a blend of the two depends on your time horizon. If you're investing for a retirement that's 30 years down the road, then you can afford to take more risk than if you need the income from those investments right away.

Regardless of the time frame, the U.S. markets will continue to be impacted by the performance of the economy, the outlook for inflation, and the level of interest rates. Over the next six months, the presidential primary season will also play a role. All of these events are truly unpredictable and uncontrollable by the average investor. That makes investing a continuing challenge, and another reason to stay diversified.

                               Chairman's Letter
                               -----------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund


Economic Outlook

Larry Hill, IAI's Chief Investment Officer, provides his economic outlook below, as published recently in the Adviser.

For the remainder of 1995, the economy will grow at a rate of 2.5%. The next move will probably be to accelerate and move to a modestly higher level next year.

There is fundamental support for the equity market, although with the market up as much as it is currently, caution is warranted. However, corporate earnings and cash flow growth remain strong and provide solid underpinnings to equities. If the strong earnings continue, higher valuations can be justified. Also, the tremendous cash flow into equities has been a very strong supporting factor, and as long as it continues, the general stock market will probably not decline more than about 5% over the near term, although certain sectors such as technology and possibly financial may drop more in an overall rotating correction.

In fixed-income markets, there has been a tremendous amount of buying of U.S. government bonds by foreign central banks. That has supported the U.S. markets and is one of the reasons interest rates declined and the bond market rallied strongly this year. Currently, the economy is too weak to support the Fed raising rates, and rates could move lower because there are enough signs of weakness in the economy and lack of real price pressure.

Overall, the economic environment remains reasonably positive for financial markets. It may not be a time to take significant new positions in stocks or bonds at current levels, however, neither is it a time to raise cash. From a valuation and asset allocation point of view, international markets currently may have more room to appreciate than domestic markets.

Please read the Fund Managers' Reviews which follow this letter for a detailed perspective on the Fund's performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/Noel P. Rahn
Noel P. Rahn
Chairman

                             Fund Manager's Review
                             ---------------------
                            IAI Growth & Income Fund

IAI Growth & Income Fund

                                    [PHOTO]

                           Todd L. McCallister, CFA
                           IAI Growth & Income Fund
                                    Manager

Top Five Common Stock Sectors
% of Net Assets as of 9/30/95

Consumer Non-Durables.....13.0%
Consumer Services......... 9.3%
Finance................... 8.2%
Health Technology......... 6.5%
Consumer Durables......... 6.5%

Fund Objective

IAI Growth & Income Fund is designed for investors who want long-term capital appreciation, with income as a secondary objective. While dividends are a factor in stock selection, the dominant criteria is the potential for capital appreciation.

Fund Positioning for the Past Six Months

For the six months ended September 30, 1995, the IAI Growth & Income Fund produced a total return of 13.25%. In comparison, the total return for the S&P 500 Index returned 18.28% during the same period.

For most of the last six months, technology stocks dominated the market. As these stocks continued to rise in price, they became too expensive for our investment models. At September 30, 1995, technology comprised just 8.6% of the IAI Growth & Income Fund, compared to 12.8% for the S&P 500. However, considering its relative underweighting in technology stocks, the IAI Growth & Income Fund has performed well during the six months ended September 30, 1995.

Most technology companies sell a commodity-and they have high fixed costs that make them vulnerable in an economic downturn. Obviously there are exceptions:
Microsoft has unique marketing power in computer software. Motorola has leading-edge technology in telecommunications. One of our themes in this portfolio is to own "franchise" stocks-companies such as Microsoft and Motorola that have a leading position in their respective markets. Other franchise businesses include Coca Cola, Walt Disney, Gillette and Proctor & Gamble.

Healthcare stocks are a large portion of the portfolio, particularly pharmaceutical companies which are consistent earnings producers. Pfizer and Smithkline Beecham ADR have enough new products coming to sustain 10-12% earnings growth for many years. Another important part of the portfolio is office machines, but not companies that simply sell them. Alco Standard focuses on the far more profitable service end of the business. Another theme of the portfolio is to own stocks in industries that are temporarily out of favor. Examples would include oil refiners, natural gas and shipping companies. Meanwhile most of these companies are paying strong dividends-an important part of the Fund's total return.

Outlook

Our outlook is for corporate profit growth to slow down in 1996 from its double digit pace of the past four years. Since investors tend to reward relative earnings performance, a slower profit environment would be advantageous for the IAI Growth & Income Fund, which emphasizes stocks of companies that can grow regardless of the economic environment.

                             Fund Manager's Review
                             ---------------------
                           IAI Growth & Income Fund


Value of $10,000 Investment+

                             [GRAPH APPEARS HERE]

                           IAI Growth & Income Fund            S&P 500 Index
                           ------------------------            -------------
Measurement Pt-
10/01/85                           $10,000                        $10,000
03/31/86                           $12,719                        $13,364
03/31/87                           $15,803                        $16,803
03/31/88                           $15,030                        $15,405
03/31/89                           $17,744                        $18,163
03/31/90                           $20,719                        $21,624
03/31/91                           $22,267                        $24,738
03/31/92                           $24,385                        $27,470
03/31/93                           $26,589                        $31,664
03/31/94                           $27,405                        $32,119
03/31/95                           $29,847                        $37,126
09/30/95                           $33,802                        $43,913


Average Annual Returns+
Through 9/30/95

                          Six Months*    1 Year    5 Years    10 Years
--------------------------------------------------------------------------
IAI Growth & Income Fund    13.25%       21.91%     12.27%     12.95%
 .....................................................................
S&P 500 Index               18.28%       29.81%     12.25%     15.95%

+Past performance is not predictive of future performance
*Not annualized


Top Ten Holdings*

                                                    % of Net Assets
                                               --------------------------
Issues                           Sector            9/30/95    3/31/95
-------------------------------------------------------------------------
Philip Morris             Consumer Non-Durables      4.01       3.85
Alco Standard             Commercial Services        3.51       2.53
R.P. Scherer              Health Technology          3.09         --
CUC International         Consumer Services          2.54       1.94
Wal-Mart                  Retail Trade               2.52         --
Eastman Kodak             Consumer Durables          2.50         --
Walt Disney               Consumer Services          2.49       2.60
MCI Communications        Utilities                  2.27       1.23
General Motors Class E    Technology Services        2.20       1.50
General Dynamics          Electronic Technology      2.14       1.82
-------------------------------------------------------------------------
Total                                               27.27%     15.47%

*Excludes U.S. Treasury and Government obligations


Note to Chairman's Letter & Fund Manager's Review

Performance data for the IAI Growth & Income Fund includes changes in share price and reinvestment of dividends and capital gains. Past performance is not a guarantee of future results. The Fund's investment return, yield and principal may fluctuate so that, when redeemed, shares may be worth more or less than the original cost. More complete information about the Fund, including charges and expenses, is available in the prospectus. Please read the Fund's prospectus carefully before investing. All indices cited are unmanaged, and are either trademarks, registered trademarks or copyrights of their respective sponsoring companies.

                             Fund Managers' Review
                             ---------------------
                               IAI Regional Fund

IAI Regional Fund

                                    [PHOTO]

                           Julian "Bing" Carlin, CFA
                               IAI Regional Fund
                                 Co-Manager

                                    [PHOTO]

                              Mark Hoonsbeen, CFA
                               IAI Regional Fund
                                  Co-Manager


Top Five Common Stock Sectors
% of Net Assets as of 9/30/95

Producer Manufacturing..............17.6%
Finance..............................11.1%
Health Technology.................... 7.5%
Process Industries................... 7.5%
Commercial Services.................. 5.5%


Fund Objective

IAI Regional Fund seeks long-term capital appreciation by investing primarily in stocks of companies which are headquartered in the upper Midwest--Minnesota, Illinois, Wisconsin, Iowa, Nebraska, Montana, North Dakota and South Dakota.

Fund Positioning for the Past Six Months

For the six months ended September 30, 1995, the IAI Regional Fund produced a total return of 15.28%. In comparison, the total return for the S&P 500 Index was 18.28% during the same period.

The IAI Regional Fund invests in companies located in the Upper Midwest, a region of the country with an excellent mixture of large established corporations along with hundreds of small to midsized companies. The region also contains a wide variety of industries from which to choose, making the IAI Regional Fund broadly diversified.

Although our performance is often compared to the S&P 500 Index, there are some significant differences in the universes of stocks in which we draw. For instance, the IAI Regional Fund is under-represented in semiconductor and personal computer stocks, two areas that have done extremely well in 1995. The reason: there are very few of these companies located in the Upper Midwest. As a result, we lost some ground against the S&P 500 during the six months ended September 30, 1995. On the other hand, there is a higher proportion of manufacturing concerns in the Upper Midwest than there is in the S&P 500 Index.

One of our largest manufacturing holdings is Motorola, which is a leader in the wireless communications industry. An investment in Motorola is an investment in the growth of cellular phones in the U.S. and the tremendous infrastructure spending occurring internationally. Another company in the Fund is BMC Industries, which manufacturers a critical part for color television sets. Over the past few years, the company has moved into the big screen TV and computer monitor markets, which carry much higher margins.

Outlook

A few years ago, the press was sounding the death knell for U.S. manufacturers. In the 1980s, these companies were forced by competition to restructure in order to compete in the global economy. Today, American manufacturers are among the most efficient, and their products and technology are sought throughout the world. We continue to believe that the manufacturing side of the economy is a very attractive area for investment, and we expect these stocks to do well over the next year.

                             Fund Managers' Review
                             ---------------------
                               IAI Regional Fund

Value of $10,000 Investment+


                             [GRAPH APPEARS HERE]

                            IAI Regional Fund        S&P 500 Index
Measurement Period          (Since 10/01/85)        (Since 10/01/85)
------------------          -----------------       ----------------
Measurement Pt-
10/01/85                    $10,000                 $10,000
03/31/86                    $13,272                 $13,364
03/31/87                    $16,667                 $16,803
03/31/88                    $16,434                 $15,406
03/31/89                    $19,495                 $18,163
03/31/90                    $23,716                 $21,624
03/31/91                    $27,985                 $24,738
03/31/92                    $31,561                 $27,470
03/31/93                    $34,186                 $31,664
03/31/94                    $35,300                 $32,119
03/31/95                    $38,952                 $37,125
09/30/95                    $44,903                 $43,913


Average Annual Returns+
Through 9/30/95


                       Six Months*      1 Year      5 Years      10 Years
=========================================================================
IAI Regional Fund        15.28%         23.68%      15.31%        16.20%
-------------------------------------------------------------------------
S&P 500 Index            18.28%         29.81%      17.25%        15.95%


+ Past performance is not predictive of future performance
* Not annualized

Top Ten Holdings*

                                                   % of Net Assets
                                                  -----------------
Issues                   Sector                   9/30/95   3/31/95
-------------------------------------------------------------------
Deere                    Producer Manufacturing      3.07        --
Motorola                 Electronic Technology       2.91      1.53
Anixter International    Producer Manufacturing      2.60        --
Reliastar Financial      Finance                     2.57      2.15
Sybron                   Health Technology           2.44      1.70
McDonald's               Consumer Services           2.38      2.74
Ameritech                Utilities                   2.05      1.58
BMC Industries           Process Industries          2.01      1.62
Illinois Central         Transportation              1.81      1.42
R.R. Donnelley & Sons    Commercial Services         1.77      1.92
===================================================================
Total                                               23.61%    14.66%


* Excludes U.S. Treasury and Government obligations

Note to Chairman's Letter & Fund Managers' Review

Performance data for the IAI Regional Fund includes changes in share price and reinvestment of dividends and capital gains. Past performance is not a guarantee of future results. The Fund's investment return, yield and principal may fluctuate so that, when redeemed, shares may be worth more or less than the original cost. More complete information about the Fund, including charges and expenses, is available in the prospectus. Please read the Fund's prospectus carefully before investing. All indices cited are unmanaged, and are either trademarks, registered trademarks or copyrights of their respective sponsoring companies.

                             Fund Manager's Review
                             ---------------------
                                IAI Value Fund

IAI Value Fund

       [PHOTO]
   Douglas R. Platt
IAI Value Fund Manager]


Top Five Common Stock
Sectors
% of Net Assets as of 9/30/95

Non-Energy Minerals        12.8%
Finance                     8.5%
Producer Manufacturing      8.3%
Retail Trade                6.7%
Health Services             5.3%


Fund Objective

IAI Value Fund's investment objective is long-term capital appreciation. The Fund pursues its objective by investing in undervalued securities. These are typically stocks of companies which are expected to be undervalued only temporarily, until investors recognize the true value of the companies and bid up their price.

Fund Positioning for the Past Six Months

For the six months ended September 30, 1995, the IAI Value Fund produced a total return of 12.89%. In comparison, the total return for the Value Line Index was 13.35% during the same period, while the S&P 500 Index returned 18.28%.

Our approach to value investing is to take a contrarian approach: to search for companies with temporary problems and a depressed stock price. We typically won't invest in the year's "hot" industries because the stocks are simply too expensive. For instance, 1995 has been the year of technology stocks, which don't tend to fit the value criteria.

However, we have had much success with other industries that were out of favor in 1994--and have since rebounded. For instance, companies in the housing, construction, and appliance industries were down considerably last year as a result of rising interest rates. Most of those stocks have recovered. Examples in the portfolio include Kaufman & Broad Home, Owens-Corning Fiberglas and Whirlpool. In addition, financial services stocks such as Great Western Financial have benefited from falling interest rates in 1995.

As this year has progressed and the economy has slowed down, steel industry stocks have been out of favor. High quality companies such as Nucor, known for efficient operations and strong management, have become bargains. Health maintenance organizations such as United Healthcare have been under pressure as Congress debates the future of Medicare. HMOs have already begun to rebound from the adverse publicity.

Outlook

The economy is strengthening, American industry is very productive, inflation is low and there is strong demand for stocks from institutional investors around the world. With such a favorable set of circumstances, it can sometimes be difficult to find high quality value stocks that are temporarily out of favor. Although we will keep some money on the sidelines rather than pay steep prices for stocks, our mission will continue to be a search for investment bargains.

                             Fund Manager's Review
                             ---------------------
                                IAI Value Fund


Value of $10,000 Investment+
                             [GRAPH APPEARS HERE]

                          IAI Value Fund             Value Line Index
Measurement Period        (Since 10/01/85)           (Since 10/01/85)
------------------        ----------------           ----------------
Measurement Pt-
10/01/85                     $10,000                      $10,000
03/31/86                     $12,470                      $12,816
03/31/87                     $14,242                      $14,173
03/31/88                     $14,400                      $12,070
03/31/89                     $17,881                      $13,003
03/31/90                     $19,653                      $12,902
03/31/91                     $20,871                      $12,568
03/31/92                     $23,420                      $13,611
03/31/93                     $24,871                      $14,815
03/31/94                     $28,028                      $15,071
03/31/95                     $29,117                      $15,450
09/30/95                     $32,870                      $17,512


Average Annual  Returns+
Through 9/30/95

                    Six Months*   1 Year   5 Years   10 Years
==============================================================
IAI Value Fund       12.89%       15.35%   14.45%    12.64%
--------------------------------------------------------------
Value Line Index     13.35%       14.97%   11.77%     5.76%
--------------------------------------------------------------
S&P 500 Index        18.28%       29.81%   17.25%    15.95%

+ Past performance is not predictive of future performance
* Not annualized


Top Ten Holdings*

                                                            % of Net Assets
                                                          -------------------
Issues                               Sector                9/30/95   3/31/95
-----------------------------------------------------------------------------
Endosonics                         Health Technology         2.73      2.00
Holophane                          Producer Manufacturing    2.64      2.16
Owens-Corning Fiberglas            Non-Energy Minerals       2.50      2.43
USG                                Non-Energy Minerals       2.41      2.41
Federal Express                    Transportation            2.37        --
PacifiCare Health Systems Class A  Health Services           2.25        --
Michael Foods                      Consumer Non-Durables     2.14      1.49
Nucor                              Non-Energy Minerals       1.94        --
BankAmerica                        Finance                   1.92      2.13
Centex Construction Products       Non-Energy Minerals       1.89      1.92
-----------------------------------------------------------------------------
Total                                                       22.79%    14.54%

* Excludes U.S. Treasury and Government obligations


Note to Chairman's Letter & Fund Manager's Review

Performance data for the IAI Value Fund includes changes in share price and reinvestment of dividends and capital gains. Past performance is not a guarantee of future results. The Fund's investment return, yield and principal may fluctuate so that, when redeemed, shares may be worth more or less than the original cost. More complete information about the Fund, including charges and expenses, is available in the prospectus. Please read the Fund's prospectus carefully before investing. All indices cited are unmanaged, and are either trademarks, registered trademarks or copyrights of their respective sponsoring companies.

                                Fund Portfolio
                                --------------
                           IAI Growth & Income Fund

                              September 30, 1995
         (percentage figures indicate percentage of total net assets)
                                 (unaudited)

Common Stocks 84.4%

                                                 Market
                                  Quantity    Value (a)
-------------------------------------------------------
Commercial Services -- 4.6%
Alco Standard                       36,300   $3,076,425
Interpublic Group                   23,800      946,050
                                             ----------
                                              4,022,475
-------------------------------------------------------
Consumer Durables -- 6.5%
American Greetings Class A          50,700    1,546,350
Eastman Kodak                       36,900    2,186,325
Leggett & Platt                     16,800      413,700
Sturm Ruger                         49,900    1,559,375
                                             ----------
                                              5,705,750
-------------------------------------------------------
Consumer Non-Durables -- 13.0%
Anheuser-Busch                      27,800    1,734,025
General Mills                       22,300    1,243,225
Gillette                            31,000    1,476,375
Nabisco Holdings Class A            17,300      512,513
Philip Morris                       42,100    3,515,350
Procter & Gamble                    20,500    1,578,500
Reebok International                20,800      715,000
RJR Nabisco                         18,500      598,938
                                             ----------
                                             11,373,926
-------------------------------------------------------
Consumer Services -- 9.3%
Capital Cities/ABC                  11,200    1,317,400
CUC International (b)               63,750    2,223,281
Ideon Group                        106,300    1,089,575
Marriott International              34,600    1,293,175
Walt Disney                         38,000    2,180,250
                                             ----------
                                              8,103,681
-------------------------------------------------------
Electronic Technology -- 4.6%
General Dynamics                    34,100    1,871,238
Lockheed Martin                     21,300    1,429,763
National Semiconductor (b)          26,800      740,350
                                             ----------
                                              4,041,351
-------------------------------------------------------
Energy Minerals -- 4.9%
Anadarko Petroleum                  21,000      994,875
Atlantic Richfield                   3,300      354,338
Burlington Resources                11,500      445,625
Enron Oil & Gas                     21,700   $  471,975
Newfield Exploration (b)            17,600      530,200
Occidental Petroleum                20,200      444,400
Sun                                 13,339      343,479
Tosco                               19,300      665,850
                                             ----------
                                              4,250,742
-------------------------------------------------------
Finance -- 8.2%
Acceptance Insurance (b)            28,300      438,650
Aetna Life & Casualty                8,500      623,688
Capital One Financial               15,300      449,438
Chemical Banking                     6,800      413,950
First USA                            7,700      417,725
Leucadia National                   29,700    1,741,163
MBNA                                30,900    1,286,213
Salomon                             24,800      948,600
UNUM                                15,800      833,450
                                             ----------
                                              7,152,877
-------------------------------------------------------
Health Services -- 2.2%
Caremark International              27,900      599,850
Coastal Physician Group (b)         25,200      441,000
Health Management Associates
  Class A (b)                       26,400      848,100
                                             ----------
                                              1,888,950
-------------------------------------------------------
Health Technology -- 6.5%
Pfizer                              30,100    1,606,588
R.P. Scherer                        62,400    2,706,600
Smithkline Beecham ADR              27,800    1,414,325
                                             ----------
                                              5,727,513
-------------------------------------------------------
Industrial Services -- 4.8%
Camco International                 73,000    1,788,500
Teekay Shipping (b)                 41,900    1,005,600
WMX Technologies                    50,900    1,450,649
                                             ----------
                                              4,244,749
-------------------------------------------------------
Process Industries -- 2.5%
Corning                             45,400    1,299,575
Du Pont (E.I.) de Nemours           12,800      879,999
                                             ----------
                                              2,179,574
-------------------------------------------------------



              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                            IAI Growth & Income Fund

                               September 30, 1995
                                  (unaudited)

Common Stocks (cont.)


                                                                 Market
                                                Quantity      Value (a)
-----------------------------------------------------------------------
Producer Manufacturing -- 5.4%
General Electric                                  24,800    $ 1,581,000
Idex                                              38,350      1,371,013
Nordson                                           15,400        904,750
Trimas                                            43,900        910,924
                                                            -----------
                                                              4,767,687
-----------------------------------------------------------------------
Retail Trade -- 4.4%
Toys "R" Us (b)                                   62,300      1,682,100
Wal-Mart                                          88,700      2,206,412
                                                            -----------
                                                              3,888,512
-----------------------------------------------------------------------
Technology Services -- 2.2%
General Motors Class E                            42,400      1,929,199
-----------------------------------------------------------------------
Utilities -- 5.3%
AT&T                                              18,700      1,229,525
Cellular Communications
 Class A (b)                                      26,300      1,433,350
MCI Communications                                76,300      1,988,568
                                                            -----------
                                                              4,651,443
=======================================================================
Total Investments in Common Stocks
(Cost: $62,664,473).......................................  $73,928,429
=======================================================================

Other Securities -- 9.7%
                                                                 Market
                                            Quantity (c)      Value (a)
-----------------------------------------------------------------------
Common Stock -- 0.9%
ADFlex Solutions (b)                               4,945    $   105,699
ADRA Systems Class A (b)                          12,243         24,486
Hyperion Software (b)                                790         41,653
PACE Health Management
 Systems (b) (d)                                 121,221        502,340
Young Broadcasting Series A (b)                    4,331        113,147
Zoran (b)                                        243,821          2,439
                                                            -----------
                                                                789,764
-----------------------------------------------------------------------
Convertible Preferred Stock -- 0.2%
Biometric Systems Series A (b)                     6,667        133,340
-----------------------------------------------------------------------
Non-Convertible Preferred Stock -- 1.9%
ADRA Systems Class D (b)                          14,964    $   149,640
GalaGen Series B (b) (d)                          92,307        449,998
GalaGen Series C (b) (d)                          30,000        150,000
Performance Semiconduct
 Series B (b)                                    130,435          --
Performance Semiconductor
 Series C (b)                                     20,537          --
Performance Semiconductor
 Series D (b)                                     10,143          --
Tut Systems Series D (b) (d)                     222,222        255,556
Urologix Series B (b)                            150,000        445,951
Urologix Series C (b)                             89,418        196,721
Vaso Products Series B (b)                       123,076          1,232
                                                            -----------
                                                              1,649,098
-----------------------------------------------------------------------
                                                 Ownership       Market
                                               Percentage (c) Value (a)
-----------------------------------------------------------------------
Limited Partnerships -- 6.7%
Alta Berkeley III (b)                               1.75%   $   238,638
Ampersand Speciality Materials
  and Chemical II (b)                               2.25        702,454
Athena Venture Partners (b)                         2.27        466,398
Broad Street Investment Fund I (b)                  0.21        479,785
South Street Corporate Recovery
 Fund I (b)                                         1.31      1,961,374
Vanguard Associates II (b)                          3.73        167,007
Vanguard Associates III (b)                         6.55      1,891,899
                                                            -----------
                                                              5,907,555
=======================================================================
Total Investments in Other Securities
(Cost: $6,383,151)........................................  $ 8,479,757
=======================================================================


              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                            IAI Growth & Income Fund

                               September 30, 1995
                                  (unaudited)

Convertible Corporate Bonds -- 3.3%


                                                                                    Principal        Market
                                                              Rate      Maturity       Amount     Value (a)
-------------------------------------------------------------------------------------------------------------
Industrial -- 3.3%
Danka Business Systems (e)                                    6.75%       4/01/02   $1,000,000    $1,380,000
HFS                                                           4.50       10/01/99    1,000,000     1,535,000
                                                                                                  ----------
                                                                                                   2,915,000
=============================================================================================================
Total Investments in Convertible Corporate Bonds
(Cost: $2,033,750)...............................................................................$ 2,915,000
=============================================================================================================
Total Investments in Long-Term Securities
(Cost: $71,081,374)..............................................................................$85,323,186
=============================================================================================================

Short-term Securities - 2.3%
                                                                                     Principal        Market
                                                              Rate       Maturity       Amount     Value (a)
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills -- 2.3%
                                                              5.59%      12/07/95   $1,000,000    $  990,357
                                                              5.32        1/11/96    1,000,000       985,159
                                                                                                  ----------
                                                                                                   1,975,516
=============================================================================================================
Total Investments in Short-term Securities
(Cost: $1,975,151)...............................................................................$ 1,975,516
=============================================================================================================
Total Investments in Securities
(Cost: $73,056,525) (f)..........................................................................$87,298,702
=============================================================================================================
Other Assets and Liabilities (net) - 0.3%
  ...............................................................................................$   280,778
=============================================================================================================
Total Net Assets
  ...............................................................................................$87,579,480
=============================================================================================================


              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                               IAI Regional Fund

                               September 30, 1995
          (percentage figures indicate percentage of total net assets)
                                  (unaudited)

Common Stocks -- 81.0%

                                                  Market
                                   Quantity    Value (a)
--------------------------------------------------------
Commercial Services -- 5.5%
Banta                               141,800  $ 6,026,500
Castle (A.M.) & Company             214,300    4,768,175
Manpower                            194,200    5,631,800
Northland Cranberries Class A       250,000    4,343,750
R.R. Donnelley & Sons               253,100    9,870,900
                                             -----------
                                              30,641,125
--------------------------------------------------------
Consumer Durables -- 5.1%
Bandag                               50,000    2,643,750
Clarcor                             123,000    2,890,500
Harley-Davidson                     172,700    4,209,563
ITI Technologies (b)                124,000    3,363,500
Newell                              366,000    9,058,500
Polaris Industries                  140,000    6,177,500
                                             -----------
                                              28,343,313
--------------------------------------------------------
Consumer Non-Durables -- 2.3%
Sara Lee                            245,000    7,288,750
Wrigley                             111,000    5,605,500
                                              12,894,250
--------------------------------------------------------
Consumer Services -- 3.1%
Buffets (b)                         315,300    3,941,250
McDonald's                          346,000   13,234,500
                                             -----------
                                              17,175,750
--------------------------------------------------------
Electronic Technology -- 3.9%
Aetrium (b)                         147,600    3,173,400
General Instrument (b)               75,000    2,250,000
Motorola                            211,900   16,183,863
                                             -----------
                                              21,607,263
--------------------------------------------------------
Energy Minerals -- 2.1%
Amoco                               125,000    8,015,625
Royal Dutch Petroleum ADR            30,000    3,682,500
                                             -----------
                                              11,698,125
--------------------------------------------------------
Finance -- 11.1%
Allstate                            205,801  $ 7,280,210
Bankers Life Holding                466,400    8,745,000
Dime Bancorp (b)                    100,000    1,175,000
Equitable of Iowa                   252,000    9,324,000
FCB Financial (d)                   150,000    2,550,000
Household International             100,000    6,200,000
Life USA (b)                        100,000      900,000
Reliastar Financial                 352,000   14,300,000
Roosevelt Financial                 339,100    5,976,638
Winthrop Resources                  300,000    5,165,640
                                             -----------
                                              61,616,488
--------------------------------------------------------
Health Services -- 1.2%
InStent (b)                         120,000    1,950,000
United Healthcare                   100,000    4,887,500
                                             -----------
                                               6,837,500
--------------------------------------------------------
Health Technology -- 7.5%
Abbott Laboratories                 230,000    9,803,750
Angeion (b)                         123,800      928,500
Baxter International                210,000    8,636,250
Bio-Vascular (b)                    160,000    2,880,000
Cima Labs (b)                       114,900      904,837
Diametrics Medical (b)              306,000    3,480,750
Spine-Tech (b)                      100,000    1,568,750
Sybron (b)                          336,900   13,560,225
                                             -----------
                                              41,763,062
--------------------------------------------------------
Process Industries -- 7.5%
Aptargroup                          272,000    9,010,000
BMC Industries                      289,000   11,162,625
Bemis                               200,000    5,525,000
Nalco Chemical                      175,200    5,978,700
Valspar                             100,000    3,825,000
Vigoro                              145,000    6,126,250
                                             -----------
                                              41,627,575
--------------------------------------------------------



              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                               IAI Regional Fund

                               September 30, 1995
                                  (unaudited)

                                                              Market
                                               Quantity      Value (a)
-----------------------------------------------------------------------
Producer Manufacturing -- 17.6%
ABC Rail Products (b)                            306,000   $  6,426,000
Anixter International (b)                        350,000     14,481,250
Berkshire Hathaway (b)                               200      5,880,000
Borg-Warner Automotive                           174,800      5,593,600
Case                                             176,000      6,468,000
Deere                                            210,000     17,088,750
Harnischfeger Industries                         200,000      6,675,000
IDEX                                             205,800      7,357,350
Illinois Tool Works                               39,800      2,343,225
Johnson Controls                                  78,000      4,933,500
Juno Lighting                                    100,000      1,525,000
Lindsay Manufacturing (b)                        184,000      6,118,000
Pentair                                           70,000      3,150,000
Recovery Engineering (b)                         235,900      3,833,375
Tower Automotive (b)                             116,500      1,601,875
Varlen                                           155,000      4,223,750
                                                           ------------
                                                             97,698,675
-----------------------------------------------------------------------
Retail Trade -- 4.0%
Boise Cascade Office Products (b)                140,500      3,898,875
Casey's General Stores                           183,200      4,144,900
Dayton-Hudson                                     39,200      2,974,300
Kohl's (b)                                        58,000      3,008,750
Sears Roebuck                                    222,000      8,186,250
                                                           ------------
                                                             22,213,075
-----------------------------------------------------------------------
Technology Services -- 3.0%
Bell & Howell (b)                                205,500      5,240,250
FIserv (b)                                       296,700      8,567,212
Technology Solutions (b)                         147,300      2,651,400
                                                           ------------
                                                             16,458,862
-----------------------------------------------------------------------
Transportation -- 4.1%
Heartland Express (b)                             90,000      2,632,500
Illinois Central                                 257,200     10,062,950
TNT Freightways                                  244,500      4,614,937
Wisconsin Central
 Transportation (b)                               86,000      5,740,500
                                                           ------------
                                                             23,050,887
-----------------------------------------------------------------------
Utilities -- 3.0%
Ameritech                                        219,000     11,415,375
MFS Communications (b)                           121,600      5,320,000
                                                           ------------
                                                             16,735,375
=======================================================================
Total Investments in Common Stocks
(Cost: $382,967,210)...................................... $450,361,325
=======================================================================

Other Securities -- 5.5%
                                                               Market
                                            Quantity (c)      Value (a)
-----------------------------------------------------------------------
Common Stock -- 0.7%
Accessline Technologies
  Class A (b)                                     41,666    $   249,996
ADFlex Solutions (b)                               7,418        158,560
BioMedical Waste Systems
  Class B (b)                                    400,000          4,000
Hyperion Software (b)                              1,794         94,589
OncorMed Series A (b)                             66,666        657,060
PACE Health Management
  Systems (b)                                    275,320      1,116,423
Pacific Monolithics (b)                            9,865          5,919
PriCellular Class B (b)                          134,608      1,540,193
Zoran (b)                                        264,041          2,640
                                                             ----------
                                                              3,829,380
-----------------------------------------------------------------------
Convertible Preferred Stock -- 0.1%
Biometric Systems Series A (b)                    34,520        690,400
-----------------------------------------------------------------------
Non-Convertible Preferred Stock -- 1.7%
Accessline Technologies
  Series A (b)                                    71,420        571,361
Air Communications
  Series A (b) (d)                             1,000,000      1,250,000
Air Communications
  Series B (b) (d)                               300,000        375,000
Air Communications
  Series B(b) (d)                                875,001             --

              See accompanying Notes to Fund Portfolios on page 20

                                Fund Portfolio
                                --------------
                               IAI Regional Fund

                              September 30, 1995
                                  (unaudited)

     Other Securities (Cont.)

                                                       Market
                                     Quantity (c)     Value (a)
---------------------------------------------------------------
CardioGenesis Series B (b) (d)            500,000    $1,000,000
GalaGen Series B (b) (d)                  369,231     1,800,002
GalaGen Series C (b) (d)                   40,000       200,000
Indigo Medical Series B (b) (d)           181,818       173,255
Indigo Medical Series C (b) (d)           898,496       856,178
Intellon Series A (b)                     600,000     1,050,000
OvaMed Series D (b) (d)                   214,286         2,144
Seurat Analytical Systems
  Series B (b) (d)                        114,973       229,947
Tut Systems Series D (b) (d)              478,416       550,179
Tut Systems Series E (b) (d)              217,391       250,000
Urologix Series B (b)                     225,000       668,926
Urologix Series C (b)                     134,129       295,085
Vaso Products Series B (b) (d)            184,616         1,846
Vaso Products Series C (b) (d)            375,000         3,750
                                                     ----------
                                                      9,277,673
---------------------------------------------------------------

                                         Ownership       Market
                                    Percentage (c)    Value (a)
---------------------------------------------------------------
Limited Partnerships -- 2.9%
Alta Berkeley III (b)                        3.49%  $   477,277
Ampersand Specialty Materials
  and Chemicals II (b)                       3.37     1,053,633
Anglo Chinese Investment
  Company (b)                                1.45       507,385
Anglo Chinese Selections (b)                 3.28       862,000
Athena Venture Partners (b)                  2.50       511,867
Conrad/Collins Merchant Banking
  Fund (b)                                   8.45       381,965
Greenwich Street Capital
  Partners (b)                               3.00     1,004,102
Pathfinder Venture Capital
  Fund III (b)                               3.99       897,060
South Street Corporate Recovery
  Fund I (b)                                 2.80     4,208,609
South Street Leveraged Corporate
  Recovery Fund (b)                          3.38       714,497
Spectrum Equity Investors (b)                2.76       994,317
Vanguard Associates II (b)                   3.73       167,006
Vanguard Associates III (b)                  6.20     1,816,411
Vanguard Associates IV (b)                   9.53     2,458,120
                                                    -----------
                                                     16,054,249
---------------------------------------------------------------

                                                     Market
                                  Quantity (c)    Value (a)
---------------------------------------------------------------
Warrants -- 0.0%
Accessline Technologies                 10,713   $       --
Air Communications (d)                  75,000           75
BioMedical Waste Systems
  Class B                               25,000           --
GalaGen (d)                              8,333           --
GalaGen (d)                             21,000           --
GalaGen (d)                              6,667           --
Intellon                                90,000           --
PACE Health Management
  Systems (d)                           21,820           --
Vaso Products (d)                      375,000           --
                                                 ----------
                                                         75
---------------------------------------------------------------

             See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                               IAI Regional Fund

                               September 30, 1995
                                  (unaudited)

Other Securities (Cont.)
                                                                          Principal      Market
                                                  Rate     Maturity       Amount (c)     Value (a)
--------------------------------------------------------------------------------------------------
Convertible Debentures -- 0.1%
GalaGen (d)                                       6.50%     6/01/98    $   540,000    $    540,000
OvaMed (d)                                       40.00     10/31/95        167,000         167,023
Seurat Analytical Systems (d)                     9.25     12/31/95        125,000         125,000
                                                                                      ------------
                                                                                           832,023
--------------------------------------------------------------------------------------------------
Non-Convertible Debentures -- 0.0%
Central Data                                     11.00%    10/31/98         28,875    $     28,875
==================================================================================================
Total Investments in other Securities
(Cost: $25,252,247)...............................................................    $ 30,712,675
==================================================================================================
Total Investments in Long-term Securities
(Cost: $408,219,457)..............................................................    $481,074,000
==================================================================================================
Short-term Securities -- 12.8%
                                                                        Principal      Market
                                                  Rate     Maturity       Amount       Value (a)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bills -- 12.8%
                                                  5.34%    12/07/95    $32,000,000    $ 31,691,425
                                                  5.37      1/11/96     40,000,000      39,406,360
                                                                                      ------------
                                                                                        71,097,785
==================================================================================================
Total Investments in Short-term Securities
(Cost: $71,099,249)...............................................................    $ 71,097,785
==================================================================================================
Total Investments in Securities
(Cost: $479,318,706) (f)..........................................................    $552,171,785
==================================================================================================
Other Assets and Liabilities (net) - 0.7%
 ...................................................................................   $  4,055,237
==================================================================================================
Total Net Assets
 ...................................................................................  $ 556,227,022
==================================================================================================

              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                                 IAI Value Fund

                               September 30, 1995
          (percentage figures indicate percentage of total net assets)
                                  (unaudited)

Common Stocks 69.7%

                                            Market
                                 Quantity  Value (a)
----------------------------------------------------
Commercial Services -- 1.3%
M/A/R/C                            40,000   $550,000
----------------------------------------------------
Consumer Durables -- 4.2%
Kaufman & Broad Homes              44,500    561,813
M/I Schottenstein Homes (b)        75,000    768,750
Whirlpool                           8,500    490,875
                                           ---------
                                           1,821,438
----------------------------------------------------
Consumer Non-Durables -- 3.5%
Michael Foods                      70,000    936,250
Pepsico                            11,500    586,500
                                           ---------
                                           1,522,750
----------------------------------------------------
Electronic Technology -- 4.3%
Cray Research (b)                  25,000    553,125
Polaroid                           15,000    596,250
Tandem Computers (b)               60,000    735,000
                                           ---------
                                           1,884,375
----------------------------------------------------
Energy Minerals -- 1.2%
Zeigler Coal                       44,200    519,350
----------------------------------------------------
Finance -- 8.5%
Astoria Financial                  10,000    426,250
BankAmerica                        14,000    838,250
Calumet Bancorp (b)                20,000    550,000
Great Western Financial            17,000    403,750
Life USA Holdings (b)              91,532    823,788
Northwest Equity                   25,000    250,000
Prime Residential                  25,000    384,375
                                           ---------
                                           3,676,413
----------------------------------------------------
Health Services -- 5.3%
Novacare (b)                       79,600    597,000
PacifiCare Health Systems
 Class A (b)                       15,000    982,500
United Healthcare                  15,000    733,125
                                           ---------
                                           2,312,625
----------------------------------------------------
Health Technology -- 4.1%
Endosonics (b)                     90,000 $1,192,500
Oncor (b)                          63,500    472,281
OncorMed (b)                       13,000    134,875
                                          ----------
                                           1,799,656
----------------------------------------------------
Non-Energy Minerals -- 12.8%
Centex Construction Products (b)   63,000    826,875
Giant Cement Holdings (b)          40,000    485,000
Huntco Class A                     35,000    529,375
Nucor                              19,000    850,250
Owens-Corning Fiberglas (b)        24,500  1,093,312
USG(b)                             37,600  1,052,800
Weyerhaeuser                       16,000    730,000
                                          ----------
                                           5,567,612
----------------------------------------------------
Process Industries -- 2.2%
Digital Biometrics (b)             85,500    609,188
Phillips-Van Heusen                30,000    345,000
                                          ----------
                                             954,188
----------------------------------------------------
Producer Manufacturing -- 8.3%
ABT Building Products (b)          50,000    812,500
Giddings & Lewis                   25,000    435,938
Holophane (b)                      42,000  1,155,000
Masco                              20,000    550,000
Trinity Industries                 22,500    697,500
                                          ----------
                                           3,650,938
----------------------------------------------------
Retail Trade -- 6.7%
Best Buy (b)                       25,000    656,250
J.C. Penney                        15,000    744,375
Pier 1 Imports                     71,900    727,987
Price/Costco (b)                   48,000    822,000
                                          ----------
                                           2,950,612
----------------------------------------------------
Technology Services -- 1.9%
Audre Recognition Systems (b)     880,000    220,000
Racotek (b)                       100,000    612,500
                                          ----------
                                             832,500
----------------------------------------------------


              See accompanying Notes to Fund Portfolios on page 20

                                 Fund Portfolio
                                 --------------
                                 IAI Value Fund

                               September 30, 1995
                                  (unaudited)

Common Stocks (cont.)

                                                                Market
                                                Quantity     Value (a)
----------------------------------------------------------------------
Transportation -- 3.9%
Federal Express (b)                               12,500   $ 1,037,500
Kansas City Southern Industries                   15,000       682,500
                                                           -----------
                                                             1,720,000
----------------------------------------------------------------------
Utilities -- 1.5%
Worldcom Capital (b)                              20,000       642,500
======================================================================
Total Investments
 in Common Stocks
(Cost: $28,035,972)........................................$30,404,957
======================================================================

Other Securities -- 7.7%

                                                                Market
                                            Quantity (c)     Value (a)
----------------------------------------------------------------------
Common Stock -- 1.7%
ADFlex Solutions (b)                               2,473    $   52,860
Hyperion Software (b)                                308        16,239
OncorMed Series A (b)                             66,667       657,070
Pacific Monolithics (b)                            9,865         5,919
Young Broadcasting Class A (b)                     1,207        31,533
Zoran (b)                                         88,905           889
                                                            ----------
                                                               764,510
----------------------------------------------------------------------
Convertible Preferred Stock -- 0.8%
Biometric Systems Series A (b)                    18,520       370,400
----------------------------------------------------------------------
Non-Convertible Preferred Stock -- 1.8%
Intellon Series A (b)                            200,000       350,000
PathNet Series A (b)                              50,000        50,000
Tut Systems Series D (b) (d)                     350,319       402,867
Vaso Products Series B (b)                        61,538           615
                                                            ----------
                                                               803,482
----------------------------------------------------------------------

                                                Ownership       Market
                                           Percentage (c)    Value (a)
----------------------------------------------------------------------
Limited Partnerships -- 3.4%
Ampersand Speciality Materials
  and Chemical II (b)                               1.12%   $  351,182
Athena Venture Partners (b)                         0.78       159,233
Conrad/Collins Merchant
  Banking Fund (b)                                  8.45       381,965
South Street Leveraged Corporate
  Recovery Fund (b)                                 0.97       204,125
Vanguard Associates III (b)                         1.42       412,082
                                                            ----------
                                                             1,508,587
----------------------------------------------------------------------

                                                                Market
                                            Quantity (c)     Value (a)
----------------------------------------------------------------------
Warrants -- 0.0%
Intellon (b)                                      30,000            --
======================================================================
Total Investments in Other Securities
(Cost: $2,286,468).........................................$ 3,446,979
======================================================================
Total Investments in Long-Term
  Securities
(Cost: $30,322,440)........................................$33,851,936
======================================================================

             See accompanying Notes to Fund Portfolios on page 20

                                Fund Portfolio
                                --------------
                                IAI Value Fund



                              September 30, 1995
                                  (unaudited)

Short-term Securities -- 20.4%

                                                                         Principal         Market
                                                  Rate       Maturity       Amount      Value (a)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bills -- 20.4%
                                                5.46% (f)    12/07/95    $6,000,000    $ 5,942,142
                                                5.35          1/11/96     3,000,000      2,955,477
                                                                                       -----------
                                                                                         8,897,619
==================================================================================================
Total Investments in Short-Term Securities
(Cost: $8,896,363) ..................................................................  $ 8,897,619
==================================================================================================
Total Investments in Securities
(Cost: $39,218,803) (f) .............................................................  $42,749,555
==================================================================================================
Other Assets and Liabilities (Net) - 2.2%
 .....................................................................................  $   977,888
==================================================================================================
Total Net Assets
 .....................................................................................  $43,727,443
==================================================================================================

             See accompanying Notes to Fund Portfolios on page 20

                            Notes to Fund Portfolios
                            ------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                               September 30, 1995
                                  (unaudited)

                                      (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                      (b)

Currently non-income producing securities.

                                      (c)

Restricted securities represent ownership in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. For each of the restricted security issues held at September 30, 1995, there were no unrestricted securities of the same class as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the securities. Information concerning each restricted security holding on September 30, 1995 is shown on pages 22-25.

                                      (d)

Investment is an affiliate, as defined in the Investment Company Act of 1940, at September 30,1995. A summary of transactions during the period with affiliated issuers of the Regional Fund follows:

-------------------------------------------------------------------------------------------------
                             IAI Regional Fund Affiliated Issuers
-------------------------------------------------------------------------------------------------
                                     PURCHASES              SALES
                               ---------------------  -------------------   REALIZED   INVESTMENT
ISSUER                         QUANTITY      COST     QUANTITY    COST     GAIN (LOSS)   INCOME
-------------------------------------------------------------------------------------------------
Air Communications Series B
 Convertible Note/1/           $137,500   $  137,500  $175,000   $175,000          --    $ 3,025
Air Communications
 Series B PFD                   300,000   $  375,000        --         --          --         --
Air Communications Warrants      75,000   $       75        --         --          --         --
FCB Financial                        --           --        --         --          --    $22,500
GalaGen Convertible Note       $100,000   $  100,000        --         --          --         --
GalaGen Warrants 3/24/00          8,333           --        --         --          --         --
GalaGen Warrants 7/9/00           6,667           --        --         --          --         --
Life USA                             --           --    50,000   $493,751   $(276,187)        --
OvaMed Convertible Note        $259,803   $  260,677  $142,780   $142,988          --         --
PACE Health Management
 Systems                         45,000   $  225,625        --         --          --         --
Recovery Engineering           $135,900   $1,859,700        --         --          --         --
Seurat Analytical
 Systems Series B PFD/2/         64,973   $  130,614        --         --          --         --
Seurat Analytical Systems
 Convertible Note              $125,000   $  125,186  $125,000   $125,666          --    $ 4,948

/1/ AirCom Holdings changed its name to Air Communications during the period. /2/ During the six months ended September 30, 1995, $125,000 Convertible Note was converted into Series B Preferred Stock.

                            Notes to Fund Portfolios
                            ------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund


                                      (e)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors.

                                      (f)

At September 30, 1995, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

------------------------------------------------------------------------------------------------
                                  IAI Growth & Income Fund   IAI Regional Fund   IAI Value Fund
------------------------------------------------------------------------------------------------
 Cost for federal tax purposes           $72,907,229            $479,851,616       $39,849,937
                                         =======================================================
 Gross unrealized appreciation           $16,859,284            $ 82,924,334       $ 5,108,413
 Gross unrealized depreciation            (2,467,811)            (10,604,165)       (2,208,795)
                                         -------------------------------------------------------
 Net unrealized appreciation             $14,391,473            $ 72,320,169       $ 2,899,618
                                         =======================================================

                            Notes to Fund Portfolios
                            ------------------------
                            IAI Growth & Income Fund

                               September 30, 1995
                                  (unaudited)

Restricted Securities


Security                             Acquisition Date       Cost
----------------------------------------------------------------
ADFlex Solutions                          9/21/88       $     --
ADRA Systems Class A                     10/20/88        139,353
                                          9/29/92          1,545
ADRA Systems Class D                     10/20/88        179,842
Alta Berkeley III C.V.                    3/31/93         48,668
                                          4/27/93         50,317
                                          8/25/94         50,487
                                          9/21/94         50,508
                                          6/20/95         53,836
Ampersand Specialty Materials
  & Chemicals II L.P.                     6/09/95             --
Athena Venture Partners L.P.              9/27/85        144,062
                                          5/15/86        410,000
Biometric Systems Series A
  Convertible PFD                        12/28/90        100,006
Broad Street Investment
  Fund I L.P.                             5/08/91         19,346
GalaGen Series B PFD                      2/26/93        300,000
GalaGen Series C PFD                     11/29/93        150,000
Hyperion Software                        10/01/93         32,215
PACE Health
  Management Systems                      1/11/94        500,000
Performance Semiconductor
  Series B PFD                           10/19/84        150,000
Performance Semiconductor
  Series C PFD                           11/19/86         71,879
Performance Semiconductor
  Series D PFD                            1/26/88       $ 25,358
South Street Corporate
  Recovery Fund I L.P.                   12/30/92        199,864
                                          2/17/93        315,000
Tut Systems Series D PFD                  2/17/94        200,147
Urologix Series B PFD                     8/14/92        200,000
                                         11/06/92        100,000
Urologix Series C PFD                     3/22/94        196,720
Vanguard Associates II L.P.               7/28/83        289,812
                                         12/10/84        270,112
                                         10/31/86        138,197
Vanguard Associates III L.P.              7/13/88        217,943
                                          6/15/90        305,250
                                          2/28/91        305,250
                                          1/10/92        305,250
                                          1/11/93        305,250
                                          9/30/93         34,128
Vaso Products Series B PFD                6/25/92        199,998
Young Broadcasting Common
  Series A                               11/03/94         12,549
Zoran PFD                                10/04/85        246,000
                                          3/12/87         64,259

22

                            Notes to Fund Portfolios
                            ------------------------
                               IAI Regional Fund

                               September 30, 1995
                                  (unaudited)

Restricted Securities

Security                              Acquisition Date           Cost
---------------------------------------------------------------------
AccessLine Technologies
 Class A                                   6/30/94         $  209,009
AccessLine Technologies
 Series A PFD                              6/03/94            499,940
AccessLine Technologies
 Warrants                                  6/03/94                 --
ADFlex Solutions                           9/21/95                 --
Air Communications
 Series A PFD                             11/15/94             63,474
Air Communications
 Series B PFD                              7/05/95            375,000
Air Communications
 Series B PFD                             11/24/93            400,000
                                           4/25/94            168,750
Air Communications Warrants                7/05/95                 75
Alta Berkeley III C.V.                     3/31/93             97,337
                                           4/27/93            100,634
                                           8/25/94            100,974
                                           9/21/94            101,015
                                           6/20/95            107,674
Ampersand Specialty Materials
 & Chemicals II L.P.                       6/09/95                 --
Anglo Chinese Investment
 Company Limited                          12/27/90            157,263
                                           2/07/94            343,001
                                           2/09/94              6,311
Anglo Chinese Selections,
 Limited                                  12/27/90          1,042,724
Athena Venture Partners L.P.               9/27/85            158,104
                                           5/15/86            450,000
Biomedical Waste Systems                  11/08/93          1,001,789
Biomedical Waste Systems
 Warrants Class A                         11/08/93                 --
Biometric Systems Series A
 Convertible PFD                           5/04/89            250,020
                                          12/28/90            240,000
CardioGenesis Series B PFD                 6/09/94          1,000,201
Central Data Corporate
 Note 11%                                  5/12/95         $   28,875
Conrad/Collins Merchant
 Banking Fund L.P.                         5/11/89            373,706
GalaGen, Convertible
 Note 6.50%                                6/17/94            315,489
                                           3/22/95            125,000
                                           7/07/95            100,000
GalaGen Series B PFD                       2/26/93          1,200,000
GalaGen Series C PFD                      11/29/93            200,000
GalaGen Warrants                          12/05/94                 --
GalaGen Warrants                           4/13/95                 --
GalaGen Warrants                           7/07/95                 --
Greenwich Street Capital
 Partners L.P.                            12/30/94            261,452
                                           5/15/95            303,264
                                           6/15/95             31,513
                                           8/21/95             34,092
                                           8/29/95            378,800
Hyperion Software                         10/01/93             52,347
Indigo Medical Series B PFD                5/26/93            500,000
Indigo Medical Series C PFD                9/30/94            256,254
                                          12/27/94            506,782
                                           2/07/95              1,000
Intellon Series A PFD                      3/24/94            600,489
Intellon Warrants                          4/12/94                 --
OncorMed Series A                         12/13/93            200,173
OvaMed Convertible
 Note 9.50%                                7/14/95            167,897
OvaMed Series D PFD                        5/27/94            375,000
PACE Health Management
 Systems                                   1/11/94            750,000
                                           1/31/95            201,199
                                           4/27/95             25,625
                                           4/27/95            125,000
                                           6/20/95             75,000


                            Notes to Fund Portfolios
                            ------------------------
                               IAI Regional Fund

                               September 30, 1995
                                  (unaudited)

Restricted Securities (Cont.)

Security                   Acquisition Date    Cost
-----------------------------------------------------
PACE Health Management
 Systems Warrants                3/30/95    $     --
Pacific Monolithics              4/24/85      24,999
                                 8/06/85      75,000
                                 8/19/86      47,989
Pathfinder Venture Capital
 Fund III L.P.                   4/29/91      62,128
                                 3/05/92     100,000
                                10/29/92     100,000
                                 4/20/93     100,000
                                 8/24/93     100,000
                                 3/24/94     100,000
                                12/08/94     100,000
PriCellular Class B              5/16/94     751,053
Seurat Analytical Systems
 Series B PFD                    4/29/94     100,000
                                 7/05/95     130,614
Seurat Analytical Systems
 Convertible Note 9.5%           7/05/95     125,186
South Street Corporate
 Recovery Fund I L.P.           12/30/92     421,020
                                 2/17/93     675,000
South Street Leveraged
 Corporate Recovery
 Fund I L.P.                     2/17/93       6,052
Spectrum Equity
 Investors L.P.                  5/12/94     447,860
                                 1/03/95     150,000
                                 5/11/95      33,149
                                 5/22/95     210,000
Tut Systems
 Series D PFD                    2/17/94     400,293
                                 4/08/94      30,575
Tut Systems Series E PFD        12/21/94     250,563
Urologix Series B PFD            8/14/92     200,000
                                11/06/92     250,000
Urologix Series C PFD            3/22/94     295,084
Vanguard Associates II L.P.      7/28/83     289,812
                                12/10/84     270,112
                                10/31/86     138,197
Vanguard Associates III L.P.     7/13/88     206,161
                                 6/15/90     288,750
                                 2/28/91     288,750
                                 1/10/92     288,750
                                 1/11/93     288,750
                                 9/30/93      32,284
Vanguard Associates IV L.P.      8/10/92     200,000
                                12/18/92     150,000
                                 2/11/93     350,000
                                 8/12/93     350,000
                                11/01/93     350,000
                                 4/19/94     350,000
                                 9/19/94     350,000
                                 1/17/95     350,000
                                 7/17/95     350,000
Vaso Products Series B PFD       6/25/92     300,001
Vaso Products Series C PFD       7/13/94     375,871
Vaso Products Warrants           7/13/94          --
Zoran                           10/04/85     266,400
                                 3/12/87      69,594

                            Notes to Fund Portfolios
                            ------------------------
                                 IAI Value Fund

                               September 30, 1995
                                  (unaudited)

              Restricted Securities

Security                          Acquisition Date     Cost
--------------------------------------------------------------
ADFlex Solutions                       9/21/95       $     --
Ampersand Specialty Materials
  & Chemicals II L.P.                  6/09/95             --
Athena Venture L.P.                    9/27/85         49,192
                                       5/15/86        140,000
Biometric Systems Series A
  Convertible PFD                      5/04/89        250,020
Conrad/Collins Merchant
  Banking Fund L.P.                    5/11/89        373,706
Hyperion Software                     10/01/93         22,861
Intellon Series A PFD                  3/24/94        200,163
Intellon Warrants                      4/12/94             --
OncorMed                              12/13/93        200,173
Pacific Monolithics                    4/24/85         24,999
                                       8/06/85         75,000
                                       8/19/86         47,990
PathNet Series A PFD                   8/28/95         50,000
South Street Leveraged
  Corporate Recovery
  Fund I L.P.                          2/17/93          1,729
Tut Systems Series D PFD               2/17/94        300,220
                                       4/08/94         15,288
Vanguard Associates III L.P.           7/13/88         47,122
                                       6/15/90         66,000
                                       2/28/91         66,000
                                       1/10/92         66,000
                                       1/11/93         66,000
                                       9/30/93          7,379
Vaso Products Series B PFD             6/25/92         99,999
Young Broadcasting
  Common Series A                     11/03/94          3,498
Zoran PFD                             10/04/85         89,699
                                       3/12/87         23,430

                      Statements of Assets and Liabilities

          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                               September 30, 1995
                                  (unaudited)

                                                                         IAI Growth & Income Fund
--------------------------------------------------------------------------------------------------
Assets
Investments in securities of unaffiliated issuers, at market
 (Cost: $71,906,378, $465,230,821 and $38,903,295, respectively)                $85,940,808

Investments in securities of affiliated issuers, at market
 (Cost: $1,150,147, $14,087,885, and $315,508, respectively)                      1,357,894
                                                                         -------------------------
 Total investments in securities (see Fund Portfolios)                           87,298,702


Cash in bank on demand deposit                                                      579,779

Dividends and accrued interest receivable                                           168,923

Receivable for investment securities sold                                                --

Other                                                                                56,780
                                                                         -------------------------
 Total assets                                                                    88,104,184
                                                                         -------------------------
Liabilities
Payable for investment securities purchased                                         434,174

Accrued investment advisory fee                                                      54,796

Accrued distribution fee                                                             14,572

Accrued dividend-disbursing, administrative, and accounting fee                      14,342

Other accrued expenses                                                                6,820
                                                                         -------------------------
 Total liabilities                                                                  524,704
                                                                         -------------------------
 Net assets applicable to outstanding capital stock                             $87,579,480
                                                                         =========================
Represented by:
Capital stock                                                                   $   542,003

Additional paid-in capital                                                       64,699,595

Undistributed net investment income                                                 251,038

Accumulated net realized gains                                                    7,844,667

Unrealized appreciation on investments                                           14,242,177
                                                                         -------------------------
 Total -- representing net assets applicable to outstanding capital
  stock                                                                         $87,579,480
                                                                         =========================

 Shares of capital stock outstanding (Note 4)                                     5,420,029
                                                                         -------------------------
 Net asset value per share of outstanding capital stock                              $16.16
                                                                         =========================

     IAI Regional Fund    IAI Value Fund

-----------------------------------------


          $537,147,588       $42,346,688


            15,024,197           402,867
-----------------------------------------
           552,171,785        42,749,555


               810,665         1,007,067

               920,858             3,540

             4,972,421                --

               126,900            10,869
-----------------------------------------
           559,002,629        43,771,031
-----------------------------------------

             2,171,898                --

               325,166            27,013

               114,000             5,791

                93,200             7,203

                71,343             3,581
-----------------------------------------
             2,775,607            43,588
-----------------------------------------
          $556,227,022       $43,727,443
=========================================

          $    229,808       $    34,982

           440,054,499        37,717,122

             2,073,100           117,977

            41,016,536         2,326,610

            72,853,079         3,530,752
-----------------------------------------

          $556,227,022       $43,727,443
=========================================

            22,980,804         3,498,164
-----------------------------------------
                $24.20            $12.50
=========================================

                            Statements of Operations
                            ------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                      Six months ended September 30, 1995
                                  (unaudited)

                                                                        IAI Growth & Income Fund
-------------------------------------------------------------------------------------------------
Net investment Income
 Income
   Dividends (including $0, $22,500, and $0, respectively,
      from affiliated issuers)                                                       $   770,175
   Interest (including $0, $7,973, and $0, respectively,
      from affiliated issuers)                                                           149,754
                                                                      --------------------------
      Total income                                                                       919,929
                                                                      --------------------------
 Expenses
   Investment advisory fees                                                              353,235
   Distribution fees                                                                     116,590
   Dividend-disbursing, administrative, and accounting fees                               93,272
   Legal fees                                                                                 --
   Custodian fees                                                                          5,410
   Compensation of Directors                                                               3,660
   Audit fees                                                                              5,242
   Printing and shareholder reporting                                                     18,300
   Registration fees                                                                         910
   Other expenses                                                                          5,004
                                                                      --------------------------
      Total expenses                                                                     601,623
      Less fees reimbursed by Advisers or Distributor                                    (18,675)
                                                                      --------------------------
      Net expenses                                                                       582,948
                                                                      --------------------------
      Net investment income                                                              336,981
                                                                      --------------------------

Net Realized and Unrealized Gains (losses)
 Net realized gains (losses) on:
   Investment securities (including $0, ($276,187), and $0,
      respectively, from affiliated issuers)                          $ 9,993,989
   Futures contracts                                                      (19,650)
   Written option contracts                                                    --
                                                                      -----------
                                                                                       9,974,339
 Net change in unrealized appreciation or depreciation on
   investment securities                                                               1,005,290
                                                                      --------------------------
      Net gain on investments                                                         10,979,629
                                                                      --------------------------
      Net increase in net assets resulting from operations                           $11,316,610
                                                                      ==========================


            IAI Regional Fund                IAI Value Fund
-----------------------------------------------------------



               $ 3,681,848                     $  172,649

                 2,327,592                        228,974
---------------------------------------------------------
                 6,009,440                        401,623
---------------------------------------------------------

                 1,934,419                        161,063
                   676,516                         53,688
                   543,213                         42,950
                     1,830                             --
                     4,325                          2,390
                     3,100                          4,575
                    17,398                          5,103
                   114,600                         12,287
                     1,580                          7,320
                    22,070                          1,924
---------------------------------------------------------
                 3,319,051                        291,300
                        --                        (22,861)
---------------------------------------------------------
                 3,319,051                        268,439
---------------------------------------------------------
                 2,690,389                        133,184
---------------------------------------------------------




$41,312,429                     $2,540,804
         --                             --
     41,667                             --
-----------                     ----------
                41,354,096                      2,540,804

                32,173,095                      2,479,067
---------------------------------------------------------
                73,527,191                      5,019,871
---------------------------------------------------------
               $76,217,580                     $5,153,055
=========================================================

           See accompanying Notes to Financial Statements on page 35

                      Statements of Changes in Net Assets
                      -----------------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                                                                               IAI Growth & Income Fund

                                                                       Six months ended            Year ended
                                                                      September 30, 1995         March 31, 1995
---------------------------------------------------------------------------------------------------------------
Operations                                                                (unaudited)
 Net investment income                                                   $    336,981             $    893,488
 Net realized gains (losses)                                                9,974,339              (27,719,525)
 Net change in unrealized appreciation or depreciation                      1,005,290               10,704,951
                                                                      -----------------------------------------
  Net increase in net assets resulting from operations                     11,316,610                8,878,914
                                                                      -----------------------------------------

Distributions to Shareholders From:
 Net investment income                                                       (368,351)                (840,812)
 Net realized gains                                                                --               (5,569,932)
                                                                      -----------------------------------------
  Total distributions                                                        (368,351)              (6,410,744)
                                                                      -----------------------------------------

Capital Share Transactions (Note 4)
 Net proceeds from sale of shares                                           7,429,304               22,505,094
 Net asset value of shares issued to shareholders in
  reinvestment of distributions                                               353,624                6,225,103
 Cost of shares redeemed                                                  (32,407,546)             (49,044,325)
                                                                      -----------------------------------------
  Increase (decrease) in net assets from capital share transactions       (24,624,618)             (20,314,128)
                                                                      -----------------------------------------
  Total increase (decrease) in net assets                                 (13,676,359)             (17,845,958)

Net assets at beginning of period                                         101,255,839              119,101,797
                                                                      -----------------------------------------
Net assets at end of period                                              $ 87,579,480             $101,255,839
                                                                      =========================================
 [including undistributed net investment income (loss) of
   $251,038 and $282,408 for Growth & Income Fund,
   $2,073,100 and $802,488 for Regional Fund,
   and $117,977 and $17,489 for Value Fund]

                      Statements of Changes in Net Assets
                      -----------------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

              IAI Regional Fund                              IAI Value Fund

    Six months ended          Year ended          Six months ended          Year ended
   September 30, 1995       March 31, 1995       September 30, 1995       March 31, 1995
----------------------------------------------------------------------------------------
       (unaudited)                                   (unaudited)
      $  2,690,389           $   4,012,967           $   133,184           $    115,710
        41,354,096              18,074,048             2,540,804                300,380
        32,173,095              29,416,913             2,479,067                700,762
---------------------------------------------------------------------------------------
        76,217,580              51,503,928             5,153,055              1,116,852
---------------------------------------------------------------------------------------


        (1,419,777)             (5,095,789)              (32,696)               (85,573)
       (12,675,920)            (31,395,122)             (331,228)            (2,540,750)
---------------------------------------------------------------------------------------
       (14,095,697)            (36,490,911)             (363,924)            (2,626,323)
---------------------------------------------------------------------------------------


        31,396,527              60,901,121             6,741,311             28,248,406

        13,623,918              35,128,935                32,041              2,610,202
       (74,279,536)           (184,250,826)           (8,435,994)           (24,030,273)
---------------------------------------------------------------------------------------
       (29,259,091)            (88,220,770)           (1,662,642)             6,828,335
---------------------------------------------------------------------------------------
        32,862,792             (73,207,753)            3,126,489              5,318,864

       523,364,230             596,571,983            40,600,954             35,282,090
---------------------------------------------------------------------------------------
      $556,227,022           $ 523,364,230           $43,727,443           $ 40,600,954
=======================================================================================




           See accompanying Notes to Financial Statements on page 35

                              Financial Highlights
                              --------------------
                            IAI Growth & Income Fund

 Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:


                          Six months ended                        Years ended March 31,
                                                 --------------------------------------------------------
                         September 30, 1995      1995         1994         1993         1992         1991
---------------------------------------------------------------------------------------------------------

Net Asset Value
 Beginning of period          $  14.32        $  13.91     $  15.19     $  14.73     $  14.48     $ 15.47
                              ---------------------------------------------------------------------------

Operations
 Net investment income             .06             .12          .09          .07          .13         .29
 Net realized and
  unrealized gains                1.83            1.04          .38         1.17         1.20         .72
                              ---------------------------------------------------------------------------
   Total from operations          1.89            1.16          .47         1.24         1.33        1.01
                              ---------------------------------------------------------------------------

Distributions to
 Shareholders From:
 Net investment income            (.05)           (.10)        (.06)        (.07)        (.14)       (.30)
 Net realized gains                 --            (.65)       (1.69)        (.71)        (.94)      (1.70)
                              ---------------------------------------------------------------------------
   Total distributions            (.05)           (.75)       (1.75)        (.78)       (1.08)      (2.00)
                              ---------------------------------------------------------------------------

Net Asset Value
 End of period                $  16.16        $  14.32     $  13.91     $  15.19     $  14.73     $ 14.48
                              ===========================================================================

Total investment return*         13.25%           8.92%        3.07%        9.04%        9.56%       7.42%

Net assets at end of
 period (000's omitted)       $ 87,579        $101,256     $119,102     $134,308     $113,324     $90,590

Ratios
 Expenses to average net
  assets                          1.25%**         1.25%        1.25%        1.25%        1.25%       1.05%
 Net investment income to
  average net assets               .72%**          .80%         .60%         .61%        1.03%       2.19%
 Portfolio turnover rate
   (excluding short-term
    securities)                   44.4%           79.1%       205.6%       175.6%       210.1%       68.5%

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
** Annualized

                              Financial Highlights
                              --------------------
                               IAI Regional Fund


 Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:



                                                 Six months ended                      Years ended March 31,
                                                                        ------------------------------------------------------
                                                September 30, 1995      1995        1994        1993        1992         1991
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value                                       (unaudited)
 Beginning of period                                  $  21.56       $  20.94    $  22.23    $  21.29     $  21.03    $  18.95
                                                      ------------------------------------------------------------------------

Operations
 Net investment income                                     .12            .17         .21         .21          .20         .35
 Net realized and unrealized gains                        3.13           1.84         .51        1.48         2.38        2.88
                                                      ------------------------------------------------------------------------
   Total from operations                                  3.25           2.01         .72        1.69         2.58        3.23
                                                      ------------------------------------------------------------------------

Distributions to Shareholders From:
 Net investment income                                    (.06)          (.20)       (.18)       (.23)        (.24)       (.33)
 Net realized gains                                       (.55)         (1.19)      (1.83)       (.52)       (2.08)       (.82)
                                                      ------------------------------------------------------------------------
   Total distributions                                    (.61)         (1.39)      (2.01)       (.75)       (2.32)      (1.15)
                                                      ------------------------------------------------------------------------

Net Asset Value
 End of period                                        $  24.20       $  21.56    $  20.94    $  22.23     $  21.29    $  21.03
                                                      ========================================================================
Total investment return*                                 15.28%         10.35%       3.26%       8.31%       12.77%      18.01%

Net assets at end of period (000's omitted)           $556,227       $523,364    $596,572    $659,904     $528,763    $284,054

Ratios
 Expenses to average net assets                           1.23%**        1.23%       1.25%       1.25%        1.25%       1.01%
 Net investment income to average net assets               .99%**        0.74%       0.94%       1.09%        1.20%       2.27%
 Portfolio turnover rate
   (excluding short-term securities)                      50.0%         150.0%      163.0%      139.7%       140.6%      168.7%

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
** Annualized

                             Financial Highlights
                             --------------------
                                IAI Value Fund


Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:

                                                                                       Years ended March 31,
                                                 Six months ended    -------------------------------------------------------
                                                September 30, 1995     1995       1994       1993        1992         1991
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value
 Beginning of period                                $  11.17         $ 11.63    $ 11.63    $ 11.06      $ 10.46     $ 12.29
                                                ----------------------------------------------------------------------------
Operations
 Net investment income                                   .04             .03        .05        .11          .12         .22
Net realized and unrealized gains                       1.39             .38       1.45        .56         1.08         .36
                                                ----------------------------------------------------------------------------
   Total from operations                                1.43             .41       1.50        .67         1.20         .58
                                                ----------------------------------------------------------------------------

Distributions to Shareholders From:
 Net investment income                                  (.01)           (.03)      (.13)        --         (.15)       (.17)
 Net realized gains                                     (.09)           (.84)     (1.37)      (.10)        (.45)      (2.24)
                                                ----------------------------------------------------------------------------
   Total distributions                                  (.10)           (.87)     (1.50)      (.10)        (.60)      (2.41)
                                                ----------------------------------------------------------------------------

Net Asset Value
 End of period                                      $  12.50         $ 11.17    $ 11.63    $ 11.63      $ 11.06     $ 10.46
                                                ============================================================================
Total investment return*                               12.89%           3.88%     12.70%      6.20%       12.21%       6.19%

Net assets at end of period (000's omitted)         $ 43,727         $40,601    $35,282    $24,643      $32,246     $22,145

Ratios
 Expenses to average net assets                         1.25%**         1.25%      1.25%      1.25%        1.25%       1.10%
 Net investment income to average net assets            0.62%**         0.31%      0.35%      0.68%        1.24%       2.00%
 Portfolio turnover rate
   (excluding short-term securities)                    27.8%          102.1%     191.9%     118.3%       125.4%       57.0%

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.

** Annualized

                         Notes to Financial Statements
                         -----------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                              September 30, 1995
                                  (unaudited)

[1] Summary of Significant Accounting Policies

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Growth & Income Fund (Growth & Income Fund) is a separate portfolio of IAI Investment Fund VII, Inc., IAI Regional Fund (Regional Fund) is a separate portfolio of IAI Investment Funds IV, Inc. and IAI Value Fund (Value
Fund) is a separate portfolio of IAI Investment Funds VIII, Inc. This report covers only the Growth & Income Fund, Regional Fund, and Value Fund (the Funds).

Significant accounting policies followed by the Funds are summarized below:

Security Valuation

Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day; securities traded on the over-the-counter market are valued at the last reported sale price or if no last sales price is available, the last reported bid price is used. The market values of debt securities are determined using pricing services or prices quoted by independent brokers. Restricted securities for which there is no public market are valued at fair value in good faith as determined by the Board of Directors.

Short-term securities with a maturity of 60 days or less from the date of purchase are valued at amortized cost. Short-term securities with a maturity greater than 60 days from the date of purchase are marked-to-market on a daily basis.

Futures and Options Contracts

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities, the Funds may buy and sell futures contracts and options. These investments involve risks caused by the possibility of an imperfect correlation between movements in the value of the contract or option and the price of the underlying securities and interest rates. Risks may also arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. Futures contracts are valued at the settlement price of the exchange on which they are traded. Options traded on an exchange are valued using the last sale price. Options traded over-the-counter are valued using dealer-supplied valuations.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains and losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

                         Notes to Financial Statements
                         -----------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                              September 30, 1995
                                  (unaudited)

Federal Taxes

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, each Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of recognition of limited partnership income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

For federal income tax purposes, Growth & Income Fund has a capital loss carryover of approximately $1,417,000 at March 31, 1995 which, if not offset by subsequent capital gains, will expire in 2003. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

Security Transactions and Investment Income

The Funds record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Funds amortize discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

                         Notes to Financial Statements
                         -----------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                              September 30, 1995
                                  (unaudited)

[2] Commitments and Contingencies

For purposes of obtaining certain types of insurance coverage for the Funds and its officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). In connection with their obligations as policyholders, the Funds have made payments to the Company which have been capitalized. Also, the Funds are committed to make future capital contributions, if requested by the Company.

Growth & Income Fund, Regional Fund, and Value Fund have available lines of credit of $15,000,000, $15,000,000 and $11,450,000, respectively, with a bank at prime interest rates. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. There were no borrowings outstanding at September 30, 1995 for the Funds.

At September 30, 1995, the Funds are committed to invest additional amounts in certain limited partnership investments held, as follows:

Limited Partnership Investment Commitments
-------------------------------------------------------------------------------------------------------------------
                                                       IAI Growth & Income Fund  IAI Regional Fund  IAI Value Fund
-------------------------------------------------------------------------------------------------------------------
Alta Berkeley III C.V.                                       $198,000              $   395,000        $     --
Ampersand Specialty Materials and Chemicals II L.P.           500,000                  750,000         250,000
Greenwich Street Capital Partners L.P.                             --                8,789,000              --
Pathfinder Venture Capital Fund III L.P.                           --                  200,000              --
Path Net                                                           --                       --         100,000
Spectrum Equity Investors L.P.                                     --                2,157,000              --
Vanguard Associates IV L.P.                                        --                  700,000              --
-------------------------------------------------------------------------------------------------------------------
Total Commitments                                            $698,000              $12,991,000        $350,000
===================================================================================================================

Default by a limited partner of payment of a properly requested capital contribution, other than default due to a legal determination that such contribution need not be made, would result in forfeiture of such limited partner's interest in any future profits and loss in the partnership and removal from the limited partnership.

The Funds' management intends to finance the aforementioned commitments with available cash or with proceeds from the sale of temporary investments in short-term securities. The Funds maintain a "segregated account" in an amount equal to its aggregate unpaid commitments.

                         Notes to Financial Statements
                        -----------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                              September 30, 1995
                                  (unaudited)

[3] Fees and Expenses

Under terms of an investment advisory agreement, Growth & Income Fund pays Investment Advisers, Inc. (Advisers) a monthly management fee based on average month-end net assets value equal on an annual basis to .75% of the first $100 million in net assets, .65% of the next $100 million in net assets, .55% of net assets in excess of $200 million and Regional and Value Funds pay .75% of the first $200 million in net assets, .70% of the next $300 million in net assets, and .65% of net assets in excess of $500 million.

Each Fund also pays an annual fee to Advisers for acting as the Fund's dividend-disbursing, administrative, and accounting services agent. The fee is computed monthly on the average month-end net assets at an annual rate of .20%.

The Funds have adopted a plan of distribution with IAI Securities, Inc. (Distributor), the Funds' distributor. Under the Plan, each Fund pays Distributor a monthly fee to cover expenses incurred in the distribution and promotion of Fund shares. The fee is equal to an annual rate of .25% of each Fund's average month-end net assets.

In addition to the advisory, distribution, and the dividend-disbursing, administrative, and accounting services fees, the Funds are responsible for paying operating expenses, including costs incurred in the purchase and sale of assets. Advisers and Distributor have agreed to reimburse the Funds to the extent total expenses, excluding costs incurred in the purchase and sale of assets, exceed, on an annual basis, 1.25% of each Fund's respective average month-end net assets.


[4] Capital Stock

Growth & Income Fund has authorized 10 billion shares of $.10 par value stock; Regional Fund and Value Fund each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the six months ended September 30, 1995 and the year ended March 31, 1995 were as follows:

                             IAI Growth & Income Fund               IAI Regional Fund                     IAI Value Fund
----------------------------------------------------------------------------------------------------------------------------------
                        Six months ended    Year ended      Six months ended    Year ended      Six months ended    Year ended
                        September 30, 1995  March 31, 1995  September 30, 1995  March 31, 1995  September 30, 1995  March 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
Sold                          492,396         1,651,236       1,367,894           2,960,445          570,503           2,541,639

Issued for reinvested
distributions                  23,749           477,649         605,508           1,792,336            2,741             244,196

Redeemed                   (2,168,458)       (3,619,759)     (3,265,066)         (8,975,444)        (711,210)         (2,182,842)
                        ----------------------------------------------------------------------------------------------------------
Increase (decrease) in
shares outstanding         (1,652,313)       (1,490,874)     (1,291,664)         (4,222,663)        (137,966)            602,993
                        ==========================================================================================================

                         Notes to Financial Statements
                         -----------------------------
          IAI Growth & Income Fund, IAI Regional Fund, IAI Value Fund

                              September 30, 1995
                                  (unaudited)

[5] Investment Transactions

Purchases and Sales of Securities

For the six months ended September 30, 1995, purchases of securities and sales proceeds, other than investments in short-term securities, for the Funds were as follows:

-----------------------------------------------------------
                               Purchases         Sales
-----------------------------------------------------------

IAI Growth & Income Fund    $ 39,983,093     $ 69,293,850

IAI Regional Fund           $226,154,283     $268,861,690

IAI Value Fund              $  9,629,786     $ 16,604,523

Restricted Securities

Included in the Funds' portfolios of investments in securities at September 30, 1995 are issues which generally cannot be offered for sale to the public without first being registered under the Securities Act of 1933 ("restricted securities"). Each Fund limits investments in securities which are not readily marketable to 15 percent of its total assets at the time of purchase. This limitation does not include Rule 144A securities that have been determined to be liquid based upon guidelines approved by the Fund's Board of Directors.

[6] Option Contracts Written

During the period ended September 30, 1995, Regional Fund wrote the following options on equity securities. There are no outstanding contracts at September 30, 1995.

Call Options
------------------------------------------------------------

                           Number of Contracts     Premium
------------------------------------------------------------
Outstanding at 3/31/95             250           $  24,249

Opened                           2,360             342,783

Expired                           (300)            (29,099)

Closed                            (280)            (30,908)

Exercised                       (2,030)           (307,025)
                           ---------------------------------
Outstanding at 9/30/95              --           $      --
                           =================================

                            IAI Mutual Fund Family
                            ----------------------

To diversify your portfolio, please consider all of the mutual funds in our fund family

===================================================================================================================================
                                                       Secondary
IAI Fund                     Primary Objective         Objective             Portfolio Composition
 ...................................................................................................................................
IAI Developing               Capital Appreciation      --                    Equity securities of companies in developing countries
Countries Fund
-----------------------------------------------------------------------------------------------------------------------------------

IAI International Fund       Capital Appreciation      Income                Equity securities of non-U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------

IAI Emerging Growth Fund     Capital Appreciation      --                    Common stocks of small to medium-sized emerging
                                                                             growth companies
-----------------------------------------------------------------------------------------------------------------------------------

IAI Midcap Growth Fund       Capital Appreciation      --                    Common stocks of medium-sized growth companies
-----------------------------------------------------------------------------------------------------------------------------------

IAI Regional Fund            Capital Appreciation      --                    Common stocks of Upper Midwest companies
-----------------------------------------------------------------------------------------------------------------------------------

IAI Growth Fund              Capital Appreciation      --                    Common stocks with potential for above-average growth
                                                                             and appreciation
-----------------------------------------------------------------------------------------------------------------------------------

IAI Value Fund               Capital Appreciation      --                    Common stocks which are considered to be undervalued
-----------------------------------------------------------------------------------------------------------------------------------

IAI Growth & Income Fund     Capital Appreciation      Income                Common stocks with potential for long-term
                                                                             appreciation, and common stocks that are expected to
                                                                             produce income
-----------------------------------------------------------------------------------------------------------------------------------

IAI Balanced Fund            Total Return              Income                Common stocks, investment grade bonds and short-term
                             [Capital Appreciation + Income]                 instruments
-----------------------------------------------------------------------------------------------------------------------------------

IAI Bond Fund                Income                    Capital Preservation  Investment grade bonds
-----------------------------------------------------------------------------------------------------------------------------------

IAI Minnesota Tax Free Fund  Tax-free Income           Capital Preservation  Investment grade municipal bonds
                             [Exempt from Federal and Minnesota State Income Taxes]

-----------------------------------------------------------------------------------------------------------------------------------

IAI Government Fund          Income                    Capital Preservation  U.S. Government securities
-----------------------------------------------------------------------------------------------------------------------------------

IAI Reserve Fund             Stability/Liquidity       Income                The portfolio has a maximum average maturity of 25
                                                                             months, investing primarily in investment grade bonds
-----------------------------------------------------------------------------------------------------------------------------------

IAI Money Market Fund        Stability/Liquidity       Income                The portfolio's average dollar-weighted maturity is
                                                                             less than 90 days, investing in high quality, money
                                                                             market securities
-----------------------------------------------------------------------------------------------------------------------------------

                                  Distributor
                              IAI Securities, Inc.

                               Investment Adviser
                                  and Manager
                           Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700

                                   Custodian
                          Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                             Minneapolis, MN 55479

                                 Legal Counsel
                           Dorsey & Whitney P.L.L.P.
                             220 South Sixth Street
                             Minneapolis, MN 55402

                              Independent Auditors
                             KPMG Peat Marwick LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402

                                   Directors
                                Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                  Noel P. Rahn
                              Richard E. Struthers
                               J. Peter Thompson
                               Charles H. Withers

                                    [LOGO]

                                 Mutual Funds

3700 First Bank Place, P.O. Box 357, Minneapolis, Minnesota 55440-0357 USA fax
                                 612.376.2737

                                 800.945.3863
                                 612.376.2700